Series A Convertible Preferred Stock Warrants (Details 2) (USD $)	9 Months Ended	12 Months Ended		9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]
Warrants outstanding	39,686,489	37,223,200	36,500,000	2,000,000	2,000,000	2,000,000
Warrants cancelled	(169,289)
Warrants granted	410,000	3,183,289	723,200
Warrants exercised	(287,200)	(720,000)
Warrant exercisable outstanding		39,686,489	37,223,200	2,000,000		2,000,000
Warrants outstanding weighted average exercise price	$ 0.11138	$ 0.00195	$ 0.00001	$ 0.001	$ 0.001	$ 0.001
Warrants cancelled weighted average exercise price	$ (0.4362)
Warrants granted weighted average exercise price	$ 0.9037	$ 1.38054	$ 0.10
Warrants exercised weighted average exercise price	$ (0.1850)	$ (0.06528)
Warrant exercisable weighted average exercise price		$ 0.11138	$ 0.00195	$ 0.001		$ 0.001